BALANCES AND TRANSACTIONS WITH OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2025:

	Officers	Certain shareholders

Receivables	$-	$-
Other payables	$215	$-

Balance at December 31, 2024:

	Officers	Certain shareholders

Receivables	$-	$167
Other payables	$322	$-

Schedule of Benefits to Related Parties
	Year ended December 31,
	2025	2024	2023

Compensation to directors not employed by the Company or on its behalf	$201	$260	$246
Share-based compensation to directors not employed by the Company or on its behalf	11	38	64
	$212	$298	$310

Number of directors that received the above compensation by the Company	6	6	6

Schedule of Benefits to Key Executive Personnel
	Year ended December 31,
	2025	2024 (*)	2023 (*)

Salary and related benefits	$1,776	$2,224	$2,227
Share-based compensation	436	675	400

	$2,212	$2,899	$2,627

Number of people that received salary and benefits	8	12	8

Schedule of Transactions Related Party
For the year ended December 31, 2024:

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$350
Research and development expenses	501	-
Sales and marketing expenses	567	-
General and administrative expenses	$1,144	$-

For the year ended December 31, 2024 (*):

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$1,770
Research and development expenses	698	-
Sales and marketing expenses	932	-
General and administrative expenses	$1,269	$-

For the year ended December 31, 2023 (*):

	Officers	Certain shareholders
Revenues (see Note 5)	$-	$975
Research and development expenses	756	-
Sales and marketing expenses	844	-
General and administrative expenses	$1,027	$-

(*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.